Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Defined Benefit Provident Fund Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ 11.5	₨ 841.6	₨ 180.3